LEASES	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Disclosure of leases [text block]
NOTE 8. LEASES
Arauco acting as lessee
In the application of IFRS 16, Arauco chose not to apply the requirements to recognize a liability and an asset for right of use for leases which term ends within 12 months from January 1, 2019 and for leases in which the underlying asset is of low value ThU.S.$ 5.
Lease liabilities and their maturity are presented in Notes 11 and 23.
Right of use assets

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Property, Plant and Equipment by right of use, Net

Land	72,384	60,761
Buildings	20,682	19,954
Plant and equipment	17,198	24,035
Information technology equipment	224	380
Fixtures and fittings	218	698
Motor vehicles	55,093	92,951
Other property, plant and equipment	14,307	20,355
Total Net	180,106	219,134

Property, Plant and Equipment by right of use, Gross

Land	94,283	74,047
Buildings	32,625	30,443
Plant and equipment	31,235	67,662
Information technology equipment	652	798
Fixtures and fittings	1,512	1,636
Motor vehicles	168,682	168,808
Other property, plant and equipment	20,142	21,574
Total Gross	349,131	364,968

Accumulated depreciation and impairment by right of use

Land	(21,899)	(13,286)
Buildings	(11,943)	(10,489)
Plant and equipment	(14,037)	(43,627)
Information technology equipment	(428)	(418)
Fixtures and fittings	(1,294)	(938)
Motor vehicles	(113,589)	(75,857)
Other property, plant and equipment	(5,835)	(1,219)
Total	(169,025)	(145,834)
Reconciliation of Property, Plant and Equipment by Right of Use
The following tables set forth the reconciliation of the carrying amount of property, plant and equipment by right of use as of December 31, 2021 and 2020:

Reconciliation of Property, Plant and Equipment by right of use	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2021	60,761	19,954	24,035	380	698	92,951	20,355	219,134
Changes
Additions	21,391	11,557	1,617	127	—	495	—	35,187
Withdrawals	(16)	(2,976)	—	—	—	(226)	(98)	(3,316)
Depreciation	(9,108)	(5,386)	(7,315)	(255)	(356)	(38,090)	(2,071)	(62,581)
Revaluation	—	(7)	—	—		(31)	—	(38)
Increase (decrease) through net exchange differences	(644)	(6)	(275)	(6)	—	21	—	(910)
Reclassification from lease to Property, plant and equipment	—	—	—	—	—	—	(7,403)	(7,403)
Increase (decrease) through others	—	(2,454)	(864)	(22)	(124)	(27)	3,524	33
Total changes	11,623	728	(6,837)	(156)	(480)	(37,858)	(6,048)	(39,028)
Closing balance 12-31-2021	72,384	20,682	17,198	224	218	55,093	14,307	180,106

Reconciliation of Property, Plant and Equipment by right of use	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2020	67,804	25,940	44,753	574	1,138	126,587	17,583	284,379
Changes
Additions	5,543	1,601	—	203	—	5,663	3,750	16,760
Withdrawals	(474)	(33)	(5,087)	—	—	(862)	(435)	(6,891)
Depreciation	(7,032)	(6,224)	(17,455)	(270)	(481)	(38,885)	(2,802)	(73,149)
Increase (decrease) through net exchange differences	(5,080)	200	540	(63)	41	(297)	—	(4,659)
Increase (decrease) through others	—	(1,530)	1,284	(64)	—	745	5,045	5,480
Reclassification from lease to Property, plant and equipment	—	—	—	—	—	—	(2,786)	(2,786)
Total changes	(7,043)	(5,986)	(20,718)	(194)	(440)	(33,636)	2,772	(65,245)
Closing balance 12-31-2020	60,761	19,954	24,035	380	698	92,951	20,355	219,134
The depreciation expense for the period ending December 31, 2021 and 2020 recognised in Property, Plant and Equipment by right of use is as follows:

	January - December
	2021	2020	2019
Depreciation for the period	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	43,284	57,785	64,434
Distribution costs	2,291	1,664	1,792
Administrative expenses	7,061	8,006	10,775
Total	52,636	67,455	77,001
Additionally, Arauco has recognized directly in the consolidated statement of profit or loss, the following leases excluded from Right of use assets:

	January – December
	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Expenses from payments of variable leases	141,775	142,064	182,943
Expenses from low value leases	3,035	3,758	6,787
Expenses from short-term leases	21,608	28,120	32,083
Total	166,418	173,942	221,813

Arauco acting as lessor
IFRS 16 substantially maintains the accounting requirements of the lessor of IAS 17. Consequently, Arauco has continued to classify its leases as operating or financial.
Reconciliation of Financial Lease Minimum Payments:

	12-31-2021
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	27	—	27
Between one and five years	—	—	—
More than five years	—	—	—
Total	27	—	27

	12-31-2020
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	121	12	109
Between one and five years	26	—	26
More than five years	—	—	—
Total	147	12	135
Financial lease receivables are presented in the consolidated statements of financial position in line items “Trade and other current receivable” and “Trade and other non-current
receivable” depending on their maturities stated above.
Arauco accounts for its lease contracts as financial leases. These lease contracts are for a term of less than five-years at market interest rates and leased assets are forestry machinery and equipment. They also include an early termination option, under generaland special conditions stipulated in each contract.
Arauco holds leases as lessee and lessor, described in the previous tables, for which there are no impairment contingent payments or restrictions to report.